Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
OPERATING ACTIVITIES
Net income after taxes from continuing operations	$ 1,381,540	$ 12,197,574
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion expense	0	230,462
Amortization of right-of-use assets	490,351	461,364
Deferred income tax (recovery) expense	(56,920)	590,072
Depreciation and amortization	1,843,366	1,818,325
Foreign exchange (gain) loss	(21,670)	500,462
Gain on change in fair value of derivative liabilities	(742,483)	(8,576,290)
Impairment loss	20,726	0
Interest expense	456,360	83,058
Provision to record inventory at net realizable value	174,453	0
Share-based compensation	209,441	366,469
Changes in operating assets and liabilities:
Receivables	(201,887)	(94,406)
Inventory	(293,553)	(1,361,826)
Prepaid expenses and deposits	(108,178)	4,587
Assets classified as held for sale	0	790,828
Accounts payable and accrued liabilities	184,662	1,568,932
Income taxes payable	2,866,688	1,198,502
Deferred revenue	94,068	0
Lease liabilities	(325,697)	(534,098)
Liabilities classified as held for sale	0	(805,406)
Cash provided by operating activities of continuing operations	5,971,267	8,438,609
Cash used in operating activities of discontinued operations	(71,292)	(1,602,478)
INVESTING ACTIVITIES
Purchases of property and equipment	(442,285)	(2,562,304)
Cash used in investing activities of continuing operations	(442,285)	(2,562,304)
Cash provided by investing activities of discontinued operations	51,357	1,168,349
FINANCING ACTIVITIES
Principal repayments on promissory note payable	(6,080,000)	(6,080,000)
Repayments of convertible promissory notes	(40,000)	(1,210,000)
Cash proceeds from warrants		533,326
Interest paid in cash	(505,747)	(1,082,500)
Lease payments received	0	100,000
Cash used in financing activities of continuing operations	(6,625,865)	(7,739,174)
Cash used in financing activities of discontinued operations	(58,032)	(105,360)
Effect of foreign exchange on cash	(1,361)	(766,841)
Decrease in cash during the year	(1,176,211)	(3,169,199)
Cash beginning of year	3,067,983	6,237,182
Cash end of year	1,891,772	3,067,983
Supplemental disclosure of cash flow information
Interest paid in cash	505,747	2,322,855
Income taxes paid in cash	0	3,145,893
Non-cash financing activities
Fair value of common shares issued in settlement of Phantom Farms earn out shares	0	677,939
Fair value of common shares issued as partial settlement of commitment to issue shares	$ 0	$ 21,787